CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EXPENSES
Amortization	$ 142,323	$ 138,304	$ 124,957
Exploration	474,025	466,439	360,997
General and administrative	344,710	282,294	395,068
LOSS BEFORE OTHER ITEMS	(961,058)	(887,037)	(881,022)
OTHER ITEMS
Foreign exchange loss	(40,849)	(234,063)	(29,516)
Interest expense			(1,008)
Net (loss) gain on trading securities	1,485,100	(31,723)	43,551
Other income	48,476	15,896	9,006
Recovery of gold	1,878,198	2,791,014	1,312,921
Change in fair value warrant derivative liability	(21,520)	(114,793)
Total other items	3,349,405	2,426,331	1,334,954
Consolidated income for the year	2,388,347	1,539,294	453,932
Net gain attributable to non-controlling interest	(140,390)	(233,111)	(98,077)
Net income attributable to Xtra-Gold Resources Corp.	$ 2,247,957	$ 1,306,183	$ 355,855
Basic income attributable to common shareholders per common share	$ 0.05	$ 0.03	$ 0.01
Diluted income attributable to common shareholders per common share	$ 0.05	$ 0.03	$ 0.01
Basic weighted average number of common shares outstanding	46,095,232	47,089,027	47,948,596
Diluted weighted average number of common shares outstanding	49,589,430	49,405,027	51,339,216